Principal Accounting Policies - Summary of the Disaggregated Revenues (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Disaggregation of Revenue [Line Items]
Revenue	¥ 12,489,859	$ 1,786,026	¥ 11,238,638	¥ 8,436,159
Value Added Tax Services [Member]
Disaggregation of Revenue [Line Items]
Revenues attributable to value added tax	4,671,000		5,098,000	4,173,000
Transaction Service [Member] | Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue	¥ 82,654		¥ 84,944	101,201
Transaction Service [Member] | Freight Listing Service [Member] | Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue				101,200
Transaction Service [Member] | Other Value Added Services [Member] | Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Revenue				¥ 4,700